SUBSEQUENT EVENTS (Narrative) (Details)	1 Months Ended		12 Months Ended
	Feb. 04, 2020 CAD ($) share	Feb. 04, 2020 $ / shares	Nov. 30, 2018 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of warrants granted			$ 0.58
Subsequent Events [Member] | Private Placements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Price per unit issued		0.40
Weighted average exercise price of warrants granted		$ 0.80
Finders fees payable in cash or units		7.00%
Term of offering		2 years
Subsequent Events [Member] | Private Placements [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued for private placement | share	10,000,000
Proceeds from units issued | $	$ 4,000,000